EQ ADVISORS TRUSTSM

SUPPLEMENT DATED OCTOBER 15, 2019 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2019, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2019, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to the portfolio managers for the following Portfolio:

EQ/Franklin Strategic Income Portfolio

Effective October 15, 2019, Roger Bayston will no longer serve as a member of the team that is responsible for the securities selection, research and trading for the EQ/Franklin Strategic Income Portfolio. All references to Roger Bayston in the Summary Prospectus, Prospectus and SAI are deleted in their entirety as of that date.

Effective October 15, 2019, the table in the section of the Summary Prospectus entitled “EQ/Franklin Strategic Income Portfolio — Who Manages the Portfolio — Sub-Adviser: Franklin Advisers, Inc.” is amended to add the following:

Name	Title	Date Began Managing the Portfolio
Will Chong, CFA®	Vice President/Portfolio Manager of Franklin Templeton Fixed Income Group	October 2019
David Yuen, CFA®	Senior Vice President/Director of Quantitative Strategy/Portfolio Manager of Franklin Templeton Fixed Income Group	October 2019

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Effective October 15, 2019, the table in the section of the Prospectus entitled “EQ/Franklin Strategic Income Portfolio — Who Manages the Portfolio — Sub-Adviser: Franklin Advisers, Inc.” is amended to add the following:

Name	Title	Date Began Managing the Portfolio
Will Chong, CFA®	Vice President/Portfolio Manager of Franklin Templeton Fixed Income Group	October 2019
David Yuen, CFA®	Senior Vice President/Director of Quantitative Strategy/Portfolio Manager of Franklin Templeton Fixed Income Group	October 2019

Effective October 15, 2019, the section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Franklin Advisers, Inc.” is amended to include the following information:

William Chong, CFA®, vice president and portfolio manager for the Franklin Templeton Fixed Income Group, joined Franklin Templeton in 2008. Mr. Chong performs portfolio construction and implementation for multi-sector fixed income strategies. Prior to joining Franklin Templeton, Mr. Chong was a senior treasury analyst at Toyota Financial Services and worked in systems development at Merrill Lynch Fixed Income Trading.

David Yuen, CFA®, senior vice president and director of quantitative strategy in the Franklin Templeton Fixed Income department, joined Franklin Templeton in 1988. Mr. Yuen develops portfolio strategies and investment processes with emphasis on sector allocation, portfolio construction, risk budgeting, attribution and relative value security selection procedures. Prior to joining Franklin Templeton, Mr. Yuen was senior investment officer for Susquehanna Partners and a manager of fixed income trading at Alex Brown, Inc.

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Effective October 15, 2019, the section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — Franklin Advisers, Inc.” is amended to add the following information:

Franklin Advisers, Inc. (“Franklin Advisers” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Sub-Adviser managed by the portfolio manager and the total assets of the accounts managed within each category as of
	September 30, 2019						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)

EQ/Franklin Strategic Income Portfolio
Will Chong, CFA®	0	0	0	0	0	0	0	0	0	0	0	0
David Yuen, CFA®	11	8,819.3	3	491.3	4	923.2	0	0	0	0	0	0

Ownership of Securities of the Portfolio as of September 30, 2019

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/Franklin Strategic Income Portfolio
Will Chong, CFA®	X
David Yuen, CFA®	X

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